UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TPG-Axon Management LP
Address: 888 Seventh Avenue, 38th Floor
         New York, New York  10019

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
Title:     Chief Executive Officer
Phone:     (212) 479-2000

Signature, Place, and Date of Signing:

 /s/    Dinakar Singh     New York, New York     August 15, 2011

Effective April 1, 2011, TPG-Axon Management LP assumed the investment management responsibilities of TPG-Axon Capital Management, L.P. TPG-Axon Management LP is a wholly-owned subsidiary of TPG-Axon Capital Management, L.P.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $2,942,486 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBEMARLE CORP                 COM              012653101   100686  1455000 SH       SOLE                  1455000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    50577  1725000 SH       SOLE                  1725000        0        0
BHP BILLITON PLC               SPONSORED ADR    05545E209     7451    95000 SH       SOLE                    95000        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109   160344  5495000 SH       SOLE                  5495000        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108   114661  4465000 SH       SOLE                  4465000        0        0
COVIDIEN PLC                   SHS              G2554F113   105655  1984884 SH       SOLE                  1984884        0        0
DRYSHIPS INC                   SHS              Y2109Q101    22771  5434622 SH       SOLE                  5434622        0        0
EMERSON ELEC CO                COM              291011104    99844  1775000 SH       SOLE                  1775000        0        0
EQUINIX INC                    COM NEW          29444U502   172815  1710700 SH       SOLE                  1710700        0        0
EXPEDIA INC DEL                COM              30212P105   114511  3950000 SH       SOLE                  3950000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    52703  1155000 SH       SOLE                  1155000        0        0
HALLIBURTON CO                 COM              406216101    65025  1275000 SH       SOLE                  1275000        0        0
HARLEY DAVIDSON INC            COM              412822108    71861  1754000 SH       SOLE                  1754000        0        0
INVESCO LTD                    SHS              G491BT108    30525  1304479 SH       SOLE                  1304479        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    57344  2435000 SH       SOLE                  2435000        0        0
JOY GLOBAL INC                 COM              481165108   171908  1805000 SH       SOLE                  1805000        0        0
MOSAIC CO NEW                  COM              61945C103   192692  2845000 SH       SOLE                  2845000        0        0
NETAPP INC                     COM              64110D104   105859  2005656 SH       SOLE                  2005656        0        0
NYSE EURONEXT                  COM              629491101     2913    85000 SH       SOLE                    85000        0        0
PETROHAWK ENERGY CORP          COM              716495106   128037  5190000 SH       SOLE                  5190000        0        0
QEP RES INC                    COM              74733V100    32000   765000 SH       SOLE                   765000        0        0
RF MICRODEVICES INC            COM              749941100    48164  7870000 SH       SOLE                  7870000        0        0
SARA LEE CORP                  COM              803111103    39513  2080724 SH       SOLE                  2080724        0        0
SIRIUS XM RADIO INC            COM              82967N108   181770    83000 SH       SOLE                    83000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102    73536  3200000 SH       SOLE                  3200000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100   203257 37710000 SH       SOLE                 37710000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    74451  3816031 SH       SOLE                  3816031        0        0
TIME WARNER CABLE INC          COM              88732J207   104183  1335000 SH       SOLE                  1335000        0        0
TRIQUINT SEMICONDUCTOR INC     COM              89674K103    69700  6840000 SH       SOLE                  6840000        0        0
VIACOM INC NEW                 CL B             92553P201   126990  2490000 SH       SOLE                  2490000        0        0
VIRGIN MEDIA INC               COM              92769L101   123012  4110000 SH       SOLE                  4110000        0        0
ZHONGPIN INC                   COM              98952K107    37728  3600000 SH       SOLE                  3600000        0        0